Commitments and Contingencies, Non-Cancelable Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 106
2019	84
2020	108
2021	60
2022	57
Thereafter	236
Total minimum payments required	651
Sublease rentals under non-cancelable leases	(9)
Net minimum payments required	642
Rent expense, net of sublease income	103	$ 97	$ 102
Sublease rental income	1	$ 2	$ 2
Real Estate [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	101
2019	81
2020	106
2021	60
2022	57
Thereafter	236
Total minimum payments required	641
Sublease rentals under non-cancelable leases	(9)
Net minimum payments required	632
Equipment [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	5
2019	3
2020	2
2021	0
2022	0
Thereafter	0
Total minimum payments required	10
Sublease rentals under non-cancelable leases	0
Net minimum payments required	$ 10